Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Schedule of Fair Value of Options Granted - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Minimum [Member]
Schedule of Fair Value of Options Granted [Line Items]
Exercise price (in Dollars per share)	$ 1.05	$ 0.26	$ 1.06
Term (years)	5 years	5 years	5 years
Expected stock price volatility		101.10%	112.60%
Risk-free rate of interest	3.50%	3.50%	2.90%
Maximum [Member]
Schedule of Fair Value of Options Granted [Line Items]
Exercise price (in Dollars per share)	$ 1.29	$ 1.29	$ 6.45
Term (years)	10 years	10 years	10 years
Expected stock price volatility		119.50%	121.20%
Risk-free rate of interest	3.60%	4.70%	4.30%